Share-Based Compensation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 02, 2012	Nov. 27, 2011	Nov. 28, 2010
Share-Based Compensation
Total share-based compensation	$ 8,117	$ 13,243	$ 15,863
Income tax benefits related to share-based compensation	2,326	4,353	6,150
Cash received from exercise of stock option awards	104	630	297
Intrinsic value of awards exercised or issued	7,370	7,789	10,594
Tax benefits realized upon exercise	2,889	3,045	4,107
Directors Plan
Share-Based Compensation
Total share-based compensation	291	210	251
Stock Option Awards
Share-Based Compensation
Total share-based compensation	349	1,344	1,499
Restricted shares
Share-Based Compensation
Total share-based compensation		444	667
Restricted share units
Share-Based Compensation
Total share-based compensation	$ 7,477	$ 11,245	$ 13,446